Revenue	12 Months Ended
Aug. 31, 2017
Revenue Disclosure [Abstract]
Revenue
13.	REVENUE

The Group provides private kindergarten, primary, middle and high school educational services in the PRC. The Group’s revenue mainly includes tuition income from education program, sale of education materials, meal income, boarding income and other education services related revenue. Revenue for the years ended August 31, 2015, 2016 and 2017 were all generated in the PRC.

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Tuition income from kindergartens, primary, middle and high schools programs	609,033	824,216	1,001,322
Tuition income from training institutes	—	25,697	71,268
Sales of education materials	4,260	4,039	6,187
Meal income	94,317	126,490	159,257
Boarding income	31,492	44,385	55,286
Other revenue	6,795	15,771	35,803
Less: sales tax	47	269	756

Total	745,850	1,040,329	1,328,367